Operating Segments - Dominion Energy (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Gain (loss) on investments	$ 134	$ (113)
Operating Segments
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)	304	352
Operating Segments | Nuclear Decommissioning Trust Funds
Segment Reporting Information [Line Items]
Gain (loss) on investments	123	(125)
Gain (loss) on investments, after tax	90	(102)
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)	409	29
After- tax net benefits (expenses) for specific items	464	20
Contracted Energy | Operating Segments
Segment Reporting Information [Line Items]
Gain related to economic hedging activities	332	172
Gain related to economic hedging activities after tax	253	131
Contracted Energy | Operating Segments | Nuclear Decommissioning Trust Funds
Segment Reporting Information [Line Items]
Gain (loss) on investments, after tax	77	90
Dominion Energy Virginia | Operating Segments
Segment Reporting Information [Line Items]
Charge associated with storm damage and service restoration		94
Charge associated with storm damage and service restoration, after tax		70
Charge for amortization of a regulatory asset, 2021 Triennial Review	61	61
Charge for amortization of a regulatory asset, 2021 Triennial Review, after tax	45	45
Dominion Energy Virginia | Operating Segments | Nuclear Decommissioning Trust Funds
Segment Reporting Information [Line Items]
Gain (loss) on investments, after tax	$ 13	$ (12)